MARKETABLE SECURITIES (Schedule of Marketable Securities) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Financial assets measured at fair value through profit or loss:
Corporate bonds and government treasury notes	$ 59,940	$ 71,738